Commitments - Approximate Total Future Payments, Including Estimated Amounts for Price Escalation through Anticipated Delivery Dates for Aircraft and Flight Equipment (Detail) - Aircraft and flight equipment [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 54,662	¥ 56,547
2021 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	28,382
2022 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	33,165	15,033
2023 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	15,093	11,910
2024 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 6,404	¥ 1,222